UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
IF — Inverse Floater
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

California (0.8%)

CA State G.O. Bonds
5 1/4s, 2/1/29	A1	$1,500,000	$1,753,260
5s, 11/1/32	A1	1,500,000	1,638,435

			3,391,695
Connecticut (0.5%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.15s, 7/1/36	VMIG1	1,860,000	1,860,000

			1,860,000
Florida (0.7%)

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,500,000	3,020,375

			3,020,375
Guam (1.0%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,105,430

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,650,000	1,871,975

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	600,000	617,328

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	521,470

			4,116,203
Massachusetts (87.6%)

Beverly, G.O. Bonds, 4s, 9/1/19	Aa2	1,560,000	1,817,743

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	2,150,000	2,150,237

Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	2,285,000	2,292,975

Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A
5 3/4s, 11/1/13	Aa1	1,380,000	1,424,657
5s, 11/1/30	Aa1	500,000	606,460
4s, 11/1/28	Aa1	2,000,000	2,223,840

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5s, 2/15/41	Aa3	2,000,000	2,225,320

Holyoke G.O. Bonds, 5s, 9/1/29	Aa2	770,000	912,258

Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,940,593

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,855,000	3,382,433
Ser. C, 5 1/2s, 7/1/16 (Escrowed to maturity)	Aa1	120,000	142,620
Ser. C, 5 1/4s, 7/1/23	AAA	1,335,000	1,734,058
Ser. A, 5s, 7/1/41	AAA	3,500,000	4,052,685
Ser. A, 5s, 7/1/31	AAA	3,390,000	4,387,982

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 7/8s, 6/1/44	BB-/P	1,650,000	894,828

MA Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.7s, 1/1/31	AA	2,070,000	2,263,773
Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,158,880

MA State G.O. Bonds
Ser. B, AGM, 5 1/4s, 9/1/24	Aa1	1,140,000	1,501,768
Ser. A, AGM, 5 1/4s, 8/1/20	Aa1	2,540,000	3,225,622
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,246,020
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,347,060
Ser. D, 5s, 10/1/26	Aa1	2,000,000	2,443,400
Ser. B, 5s, 8/1/20	Aa1	1,695,000	2,118,343

MA State VRDN (Construction Loan), Ser. A, 0.18s, 3/1/26	VMIG1	7,500,000	7,500,000

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	5,162,360
Ser. B, 5s, 5/1/43	Aa2	3,100,000	3,546,276
Ser. B, 5s, 5/1/37	Aa2	1,500,000	1,726,665
Ser. A, 5s, 5/1/36	Aa2	2,850,000	3,324,525
Ser. A, AGO, 5s, 5/1/28	Aa2	2,270,000	2,595,654

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5s, 1/1/37	A	2,250,000	2,472,255
5s, 1/1/32	A3	2,775,000	3,088,964

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	775,000	951,638
(Tufts Med. Ctr.), Ser. I, 7 1/4s, 1/1/32	BBB	2,000,000	2,478,400
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,347,179	1,014,574
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	423,099	325,934
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	6,401,150
(Boston Biomedical Research), 5 3/4s, 2/1/29	Ba3	1,750,000	1,749,878
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,363,168
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,050,830
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	94,100	63,026
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	900,000	1,000,557
(Berklee College of Music), 5 1/4s, 10/1/41	A2	1,500,000	1,661,865
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	3,183,210
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	2,450,000	2,852,511
(Lesley U.), Ser. B-1, AGM, 5 1/4s, 7/1/33	Aa3	2,000,000	2,244,160
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,168,717
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	764,575
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	1,500,000	1,640,715
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,018,730
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	3,400,000	3,618,144
(Brandeis U.), Ser. N, 5s, 10/1/39	A1	450,000	478,512
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,245,920
(Brandeis U.), Ser. 0-1, 5s, 10/1/35	A1	1,000,000	1,080,840
(Merrimack College), Ser. A, 5s, 7/1/32	Baa3	750,000	805,950
(Northeastern U.), 5s, 10/1/31(FWC)	A2	500,000	579,745
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	Aa3	2,000,000	2,139,220
(Partners Hlth. Care), Ser. L, 5s, 7/1/31	Aa2	4,495,000	5,194,467
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,240,880
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,217,895
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,429,960
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,730,715
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	555,616
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB/P	515,000	524,903
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	6,305
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	Aa3	2,000,000	1,103,020
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	Aa3	2,000,000	1,159,580

MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.18s, 10/1/42	VMIG1	3,300,000	3,300,000

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	1,028,850

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (6/1/12) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,700,000	2,051,679

MA State Edl. Fin. Auth. Rev. Bonds, Ser. J, 5 5/8s, 7/1/28	AA	1,000,000	1,107,950

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	222,287	222
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,706,100
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	3,363,660
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,224,620
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,000,310
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,164,540
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,662,335
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	2,080,116
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	3,000,360
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A3	1,030,000	1,154,888
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A3	1,000,000	1,121,250
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	1,575,000	1,630,881
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	Aa3	1,000,000	1,086,960
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,225,000	2,394,567
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,264,690
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,840,475
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	13,835,900
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	1,088,130
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	762,467
(Lowell Gen. Hosp.), Ser. C, 5 1/8s, 7/1/35	BBB+	725,000	762,352
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	3,700,000	4,047,948
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,644,915
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,601,595
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	582,720
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,610,225
(Berklee College of Music), Ser. A, 5s, 10/1/37	A2	2,750,000	2,951,905
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	856,503
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	AA	1,000,000	1,092,020
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,981,220
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	1,191,098
(Northeastern U.), Ser. T-1, 5s, 10/1/30	A2	1,000,000	1,159,490
(Northeastern U.), Ser. T-2, 5s, 10/1/30	A2	2,000,000	2,318,980
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,862,639
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,305,056
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s, 10/1/26	AA-	2,000,000	2,221,760
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,900,638
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,164,890

MA State Hlth. & Edl. Fac. Auth. VRDN
(Children's Hosp.), Ser. N-4, 0.18s, 10/1/49	VMIG1	5,100,000	5,100,000
(Harvard U.), Ser. R, 0.15s, 11/1/49	VMIG1	3,260,000	3,260,000
(Wellesley College), Ser. G, 0.15s, 7/1/39	VMIG1	3,035,000	3,035,000
(Wellesley College), Ser. I, 0.15s, 7/1/39	VMIG1	1,850,000	1,850,000
(Tufts U.), Ser. N-2, 0.15s, 8/15/34	VMIG1	2,350,000	2,350,000
(Tufts U.), Ser. G, 0.15s, 2/15/26	VMIG1	2,000,000	2,000,000
(Partners Hlth. Care), Ser. D-6, 0.15s, 7/1/17	VMIG1	1,900,000	1,900,000

MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser. 126, 4.7s, 6/1/38	Aa2	1,295,000	1,300,633

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,601,595
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,066,060
Ser. A, 5.1s, 12/1/30	Aa3	2,500,000	2,644,425
Ser. D, 5.05s, 6/1/40	Aa3	1,560,000	1,649,185
Ser. 157, 4.35s, 12/1/27	Aa2	2,210,000	2,281,206
Ser. A, 3 1/2s, 12/1/31	Aa3	2,000,000	2,011,920
Ser. A, 3 1/4s, 12/1/27	Aa3	1,870,000	1,881,295

MA State Indl. Fin. Agcy. Rev. Bonds
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,523,842
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB	2,205,000	2,214,702

MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,106,170
Ser. A, 5s, 7/1/34	Aa3	3,500,000	3,995,005
Ser. A, NATL, 5s, 7/1/33 (Prerefunded 7/1/13)	Aa3	2,400,000	2,493,648
Ser. C, AGM, 5s, 7/1/27	Aa3	5,000,000	5,352,650
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,305,370

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5 1/8s, 7/1/41	A	1,765,000	1,931,845
(BOSFUEL), FGIC, NATL, 5s, 7/1/27	A2	2,500,000	2,646,650

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds
Ser. B, 5s, 10/15/32	Aa1	1,000,000	1,188,150
Ser. A, 5s, 8/15/30	Aa1	3,500,000	4,252,220
Ser. A, AGM, 5s, 8/15/26 (Prerefunded 8/15/15)	Aa1	6,000,000	6,804,420
Ser. A, AGM, 5s, 8/15/23 (Prerefunded 8/15/15)	Aa1	5,000,000	5,670,350

MA State Trans. Fund Rev. Bonds (Accelerated Bridge Program)
5s, 6/1/21	Aaa	3,500,000	4,453,435
Ser. A, 4s, 6/1/26	Aaa	2,825,000	3,162,672

MA State Wtr. Poll. Abatement Trust Rev. Bonds
(Pool Program), Ser. A, 5 1/4s, 8/1/19	Aaa	1,400,000	1,769,222
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,685,600
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,161,750

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	5,500,000	6,654,835
Ser. C, 5 1/4s, 8/1/42	Aa1	3,500,000	4,138,190
Ser. A, NATL, 5s, 8/1/29 (Prerefunded 8/1/14)	Aa1	4,000,000	4,354,040
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,705,525
Ser. A, NATL, 5s, 8/1/27	Aa1	1,500,000	1,735,710
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,321,580

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,685,520

Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,830,955

Natick, G.O. Bonds, 4s, 6/15/19	AAA	2,640,000	3,112,032

North Reading, G.O. Bonds, 5s, 5/15/35	Aa2	3,750,000	4,411,050

Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,064,810

			358,745,735
New York (0.6%)

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.16s, 11/1/22	VMIG1	2,430,000	2,430,000

			2,430,000
Puerto Rico (7.5%)

Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	Baa3	1,800,000	1,803,618
5 3/8s, 5/15/33	BBB	1,950,000	1,954,368

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	Baa1	1,620,000	1,699,753

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	4,250,000	4,486,088
6s, 7/1/38	Baa2	1,250,000	1,322,025

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	Baa1	3,000,000	3,112,680
Ser. CCC, 5s, 7/1/28	Baa1	2,000,000	2,128,900
Ser. TT, 5s, 7/1/27	Baa1	1,350,000	1,425,533

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA-2, 5.3s, 7/1/35	A3	525,000	547,124
Ser. L, AMBAC, 5 1/4s, 7/1/38	Baa1	3,250,000	3,464,923
Ser. I, FGIC, 5s, 7/1/25	Baa1	1,500,000	1,543,800

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Intl. American U.), 5s, 10/1/22	A-	350,000	383,632

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa1	1,500,000	1,666,665

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa1	685,000	708,489

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	2,250,000	2,520,428
Ser. C, 5 1/4s, 8/1/41	A+	1,750,000	1,850,713

			30,618,739
Virgin Islands (0.4%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	670,890
5s, 10/1/25	Baa2	850,000	938,927

			1,609,817
TOTAL INVESTMENTS

Total investments (cost $373,116,637)(b)			$405,792,564

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through August 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $409,576,438.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.”
(b)	The aggregate identified cost on a tax basis is $373,010,966, resulting in gross unrealized appreciation and depreciation of $34,261,415 and $1,479,817, respectively, or net unrealized appreciation of $32,781,598.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	30.7%
	Health care	13.0
	Utilities	11.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$405,792,564	$—

Totals by level	$—	$405,792,564	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 30, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 30, 2012